Summary of Significant Accounting Policies (Details) - USD ($)		2 Months Ended	9 Months Ended
	Mar. 02, 2021	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Nov. 12, 2020
Cash	$ 2,431,242		$ 797,602
Cash equivalents	0		0
Unrecognized tax benefits	0	$ 0	0
Unrecognized tax benefits accrued for interest and penalties	0	0	0
Total offering costs	17,853,629
Additional paid-in capital	0	24,209
Accumulated deficit	$ (31,692,690)	(18,950)	(33,776,390)			$ 2,915,213
Reclassification Of Permanent Equity Into Temporary Equity.	31,625,000
Minimum net tangible assets upon redemption of common stock subject to possible redemption	$ 5,000,001		5,000,001
Offering costs		96,500	363,379
Cash subject to federal depository insurance	$ 250,000	$ 250,000	$ 250,000
Class A Common Stock
Reclassification Of Permanent Equity Into Temporary Equity.	1,387,316
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding	31,625,000	0	31,625,000
Adjustments
Additional paid-in capital	$ (5,850,752)			$ (3,313,835)	$ (5,782,541)
Accumulated deficit	$ (30,840,790)			$ (30,857,790)	$ (30,846,912)
Reclassification Of Permanent Equity Into Temporary Equity.	1,387,316